Property and Equipment (Details) - Schedule of property and equipment and accumulated depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (Details) - Schedule of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	$ 1,400	$ 1,338
Cost, Additions during the year	324	62
Cost, Balance at end of year	1,724	1,400
Accumulated Depreciation, Balance at beginning of year	1,263	1,233
Accumulated Depreciation, Additions during the year	116	30
Accumulated Depreciation, Balance at end of year	1,379	1,263
Depreciated balance	345	137	$ 105
Machinery and equipment [member]
Property and Equipment (Details) - Schedule of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	748	736
Cost, Additions during the year	198	13
Cost, Balance at end of year	946	748
Accumulated Depreciation, Balance at beginning of year	674	659
Accumulated Depreciation, Additions during the year	39	15
Accumulated Depreciation, Balance at end of year	713	674
Depreciated balance	233	75	77
Leasehold improvements and furniture [member]
Property and Equipment (Details) - Schedule of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	135	97
Cost, Additions during the year	37	38
Cost, Balance at end of year	172	135
Accumulated Depreciation, Balance at beginning of year	99	95
Accumulated Depreciation, Additions during the year	50	4
Accumulated Depreciation, Balance at end of year	149	99
Depreciated balance	23	36	2
Computers and software [member]
Property and Equipment (Details) - Schedule of property and equipment and accumulated depreciation [Line Items]
Cost, Balance at beginning of year	517	505
Cost, Additions during the year	89	11
Cost, Balance at end of year	606	517
Accumulated Depreciation, Balance at beginning of year	490	479
Accumulated Depreciation, Additions during the year	27	11
Accumulated Depreciation, Balance at end of year	517	490
Depreciated balance	$ 89	$ 26	$ 26